Management Fee, Selling Commission, Platform Fees And Profit Share (Schedule Of Selling Commissions And Platform Fees) (Details) - Millburn Multi-Markets Fund L.P. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling Commissions	$ 2,175,891	$ 2,103,773
Platform Fees	20,336	20,749
Total Selling Commissions and Platform Fees	2,196,227	2,124,522
Series A [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling Commissions	2,175,891	2,103,773
Total Selling Commissions and Platform Fees	2,175,891	2,103,773
Series B [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Platform Fees	20,336	20,749
Total Selling Commissions and Platform Fees	$ 20,336	$ 20,749